Quarterly Holdings Report
for
Fidelity® Series Blue Chip Growth Fund
October 31, 2023
XS1-NPRT1-1223
1.967991.109
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.3%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd. (a)	724,000	1,497,781
Entertainment - 2.4%
Netflix, Inc. (a)	399,824	164,603,543
Roku, Inc. Class A (a)	67,700	4,032,889
Sea Ltd. ADR (a)	353,775	14,752,418
Sphere Entertainment Co. (a)	40,200	1,322,982
Take-Two Interactive Software, Inc. (a)	23,100	3,089,625
The Walt Disney Co. (a)	16,000	1,305,440
Universal Music Group NV	351,039	8,596,535
		197,703,432
Interactive Media & Services - 12.8%
Alphabet, Inc. Class A (a)	4,174,460	517,966,997
Epic Games, Inc. (a)(b)(c)	1,076	683,830
JOYY, Inc. ADR	29,500	1,148,140
Meta Platforms, Inc. Class A (a)	1,234,710	371,981,082
Pinterest, Inc. Class A (a)	35,300	1,054,764
Snap, Inc. Class A (a)	14,320,900	143,352,209
		1,036,187,022
Media - 0.0%
Charter Communications, Inc. Class A (a)	8,500	3,423,800
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	38,300	5,509,838
TOTAL COMMUNICATION SERVICES		1,244,321,873
CONSUMER DISCRETIONARY - 22.4%
Automobile Components - 0.1%
Aptiv PLC (a)	58,900	5,136,080
Automobiles - 1.9%
Neutron Holdings, Inc. (a)(b)(c)	691,699	21,996
Rad Power Bikes, Inc. (a)(b)(c)	110,210	38,574
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	74,246	137,355
Rivian Automotive, Inc. (a)(d)	1,141,495	18,515,049
Tesla, Inc. (a)	671,805	134,925,316
		153,638,290
Broadline Retail - 9.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	292,500	24,142,950
Amazon.com, Inc. (a)	5,234,200	696,619,678
Dollarama, Inc.	34,100	2,328,661
Ollie's Bargain Outlet Holdings, Inc. (a)	120,300	9,291,972
PDD Holdings, Inc. ADR (a)	103,500	10,496,970
		742,880,231
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	134,622	8,816,395
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	472,200	55,856,538
Caesars Entertainment, Inc. (a)	405,347	16,169,292
Chipotle Mexican Grill, Inc. (a)	7,542	14,648,072
Deliveroo PLC Class A (a)(e)	400,600	632,982
Draftkings Holdings, Inc. (a)	344,700	9,520,614
Dutch Bros, Inc. (a)	31,200	759,408
Las Vegas Sands Corp.	17,100	811,566
Light & Wonder, Inc. Class A (a)	57,400	4,196,514
Marriott International, Inc. Class A	83,900	15,820,184
McDonald's Corp.	37,700	9,883,809
Penn Entertainment, Inc. (a)	610,143	12,038,121
Restaurant Brands International, Inc.	62,300	4,184,781
Starbucks Corp.	192,400	17,746,976
Sweetgreen, Inc. Class A (a)	1,168,526	12,070,874
Yum! Brands, Inc.	14,600	1,764,556
		176,104,287
Household Durables - 0.0%
SharkNinja Hong Kong Co. Ltd.	40,900	1,707,984
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A (a)	466,625	28,380,133
American Eagle Outfitters, Inc.	2,053,786	35,879,641
Aritzia, Inc. (a)	225,500	3,507,507
Dick's Sporting Goods, Inc.	143,500	15,347,325
Fanatics, Inc. Class A (a)(b)(c)	159,285	12,236,274
Fast Retailing Co. Ltd.	4,200	929,865
Five Below, Inc. (a)	139,584	24,284,824
Floor & Decor Holdings, Inc. Class A (a)	8,500	700,400
Foot Locker, Inc. (d)	49,700	1,043,203
Gap, Inc.	139,100	1,780,480
Lowe's Companies, Inc.	508,306	96,867,874
RH (a)	148,604	32,389,728
TJX Companies, Inc.	565,700	49,821,199
Warby Parker, Inc. (a)(d)	937,179	12,164,583
Wayfair LLC Class A (a)	280,720	11,961,479
		327,294,515
Textiles, Apparel & Luxury Goods - 5.0%
Compagnie Financiere Richemont SA Series A	35,830	4,227,063
Crocs, Inc. (a)	186,684	16,674,615
Deckers Outdoor Corp. (a)	93,116	55,595,839
Hermes International SCA	4,101	7,635,376
lululemon athletica, Inc. (a)	559,374	220,102,482
LVMH Moet Hennessy Louis Vuitton SE	26,161	18,729,460
NIKE, Inc. Class B	609,313	62,619,097
On Holding AG (a)	288,600	7,408,362
PVH Corp.	109,100	8,111,585
Tory Burch LLC (a)(b)(c)(f)	106,817	3,020,785
		404,124,664
TOTAL CONSUMER DISCRETIONARY		1,819,702,446
CONSUMER STAPLES - 2.3%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	30,000	10,018,500
Celsius Holdings, Inc. (a)	511,515	77,796,316
PepsiCo, Inc.	44,300	7,233,304
		95,048,120
Consumer Staples Distribution & Retail - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	31,900	2,173,028
Costco Wholesale Corp.	1,300	718,172
Dollar Tree, Inc. (a)	192,000	21,329,280
Maplebear, Inc. (d)	19,800	487,674
Maplebear, Inc.	45,065	998,956
Target Corp.	138,700	15,366,573
Walmart, Inc.	131,100	21,423,051
		62,496,734
Food Products - 0.1%
Lamb Weston Holdings, Inc.	59,400	5,334,120
Patanjali Foods Ltd.	198,700	3,261,411
The Hershey Co.	14,800	2,772,780
The Real Good Food Co., Inc. (a)	50,100	117,234
		11,485,545
Household Products - 0.1%
Procter & Gamble Co.	61,300	9,196,839
The Clorox Co.	7,500	882,750
		10,079,589
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	9,600	889,248
Estee Lauder Companies, Inc. Class A	39,600	5,103,252
Kenvue, Inc.	326,300	6,069,180
Oddity Tech Ltd. (d)	49,000	1,251,950
		13,313,630
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	2,450	2,622
TOTAL CONSUMER STAPLES		192,426,240
ENERGY - 2.3%
Energy Equipment & Services - 0.0%
Secure Energy Services, Inc.	319,400	1,773,485
Oil, Gas & Consumable Fuels - 2.3%
Antero Resources Corp. (a)	227,800	6,706,432
Cheniere Energy, Inc.	46,400	7,721,888
Diamondback Energy, Inc.	176,600	28,312,512
EOG Resources, Inc.	273,000	34,466,250
Exxon Mobil Corp.	208,300	22,048,555
Hess Corp.	257,500	37,183,000
Northern Oil & Gas, Inc.	65,300	2,503,602
Occidental Petroleum Corp.	314,900	19,463,969
Pioneer Natural Resources Co.	24,500	5,855,500
Reliance Industries Ltd.	669,349	18,400,148
Reliance Industries Ltd. GDR (e)	24,800	1,354,080
		184,015,936
TOTAL ENERGY		185,789,421
FINANCIALS - 2.1%
Capital Markets - 0.0%
Coinbase Global, Inc. (a)	20,000	1,542,400
Consumer Finance - 0.4%
American Express Co.	185,200	27,044,756
SoFi Technologies, Inc. (a)(d)	334,200	2,523,210
		29,567,966
Financial Services - 1.7%
Ant International Co. Ltd. Class C (a)(b)(c)	784,278	1,521,499
Berkshire Hathaway, Inc. Class B (a)	5,300	1,809,049
Block, Inc. Class A (a)	382,100	15,379,525
Jio Financial Services Ltd.	726,649	1,927,973
MasterCard, Inc. Class A	252,800	95,141,280
One97 Communications Ltd. (a)	500	5,532
Visa, Inc. Class A	97,100	22,828,210
		138,613,068
TOTAL FINANCIALS		169,723,434
HEALTH CARE - 9.6%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	107,981	16,391,516
Apogee Therapeutics, Inc.	51,300	881,334
Argenx SE ADR (a)	17,037	8,000,064
Ascendis Pharma A/S sponsored ADR (a)	145,496	12,994,248
Cibus, Inc. (a)	90,299	970,714
CytomX Therapeutics, Inc. (a)(d)	48,303	53,133
Generation Bio Co. (a)	163,122	153,057
Gilead Sciences, Inc.	34,300	2,693,922
Karuna Therapeutics, Inc. (a)	44,400	7,397,484
Moderna, Inc. (a)	3,700	281,052
Moonlake Immunotherapeutics (a)(d)	81,300	4,212,153
Regeneron Pharmaceuticals, Inc. (a)	59,900	46,715,411
Sagimet Biosciences, Inc. (d)	51,300	187,758
Vertex Pharmaceuticals, Inc. (a)	76,900	27,846,259
Viking Therapeutics, Inc. (a)	103,000	1,010,430
		129,788,535
Health Care Equipment & Supplies - 1.2%
Axonics Modulation Technologies, Inc. (a)	101,120	5,178,355
Blink Health LLC Series A1 (a)(b)(c)	6,283	295,238
Boston Scientific Corp. (a)	475,000	24,315,250
DexCom, Inc. (a)	401,460	35,661,692
Inspire Medical Systems, Inc. (a)	10,700	1,574,612
Insulet Corp. (a)	68,098	9,027,752
Shockwave Medical, Inc. (a)	33,733	6,957,769
Stryker Corp.	53,700	14,510,814
TransMedics Group, Inc. (a)	18,800	704,624
		98,226,106
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)	47,000	846,000
Alignment Healthcare, Inc. (a)	145,747	1,002,739
Guardant Health, Inc. (a)	311,809	8,069,617
Humana, Inc.	50,700	26,551,083
Surgery Partners, Inc. (a)	54,700	1,265,211
UnitedHealth Group, Inc.	346,400	185,517,984
		223,252,634
Health Care Technology - 0.0%
Certara, Inc. (a)	15,000	182,850
MultiPlan Corp. warrants (a)(b)	24,206	66
		182,916
Life Sciences Tools & Services - 0.4%
Danaher Corp.	105,000	20,162,100
ICON PLC (a)	18,600	4,537,656
Thermo Fisher Scientific, Inc.	20,800	9,251,216
		33,950,972
Pharmaceuticals - 3.6%
Eli Lilly & Co.	352,079	195,027,120
Novo Nordisk A/S:
Series B	57,400	5,537,736
Series B sponsored ADR	410,100	39,603,357
Roche Holding AG (participation certificate)	10,650	2,744,608
Ventyx Biosciences, Inc. (a)	38,600	556,612
Zoetis, Inc. Class A	335,379	52,654,503
		296,123,936
TOTAL HEALTH CARE		781,525,099
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.9%
Airbus Group NV	24,100	3,231,237
BAE Systems PLC	72,100	969,484
Howmet Aerospace, Inc.	197,500	8,709,750
L3Harris Technologies, Inc.	26,700	4,790,247
Northrop Grumman Corp.	9,600	4,525,728
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	227,030	18,389,430
Class C (a)(b)(c)	6,860	555,660
The Boeing Co. (a)	153,600	28,695,552
TransDigm Group, Inc. (a)	5,400	4,471,686
		74,338,774
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	294,700	1,462,517
FedEx Corp.	10,200	2,449,020
		3,911,537
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	381,800	5,089,394
Construction & Engineering - 0.0%
EMCOR Group, Inc.	3,900	805,935
Quanta Services, Inc.	4,300	718,616
		1,524,551
Electrical Equipment - 0.1%
Eaton Corp. PLC	49,300	10,249,963
Generac Holdings, Inc. (a)	11,800	992,026
		11,241,989
Ground Transportation - 2.6%
Bird Global, Inc.:
Class A (a)(d)	98,470	45,793
Stage 1 rights (a)(c)	549	5
Stage 2 rights (a)(c)	549	0
Stage 3 rights (a)(c)	549	0
Canadian Pacific Kansas City Ltd.	21,500	1,525,855
Grab Holdings Ltd. (a)	478,500	1,468,995
Lyft, Inc. (a)	4,005,389	36,729,417
Uber Technologies, Inc. (a)	4,052,075	175,373,806
		215,143,871
Industrial Conglomerates - 0.0%
General Electric Co.	23,800	2,585,394
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd.	369,600	13,900,656
TOTAL INDUSTRIALS		327,736,166
INFORMATION TECHNOLOGY - 39.3%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	21,600	4,327,992
Electronic Equipment, Instruments & Components - 0.0%
Jabil, Inc.	14,400	1,768,320
IT Services - 0.5%
MongoDB, Inc. Class A (a)	34,480	11,881,463
Okta, Inc. (a)	324,400	21,867,804
Shopify, Inc. Class A (a)	63,400	2,994,098
Snowflake, Inc. (a)	24,400	3,541,172
		40,284,537
Semiconductors & Semiconductor Equipment - 17.2%
Advanced Micro Devices, Inc. (a)	240,119	23,651,722
Arm Holdings Ltd. ADR (d)	56,100	2,765,169
ASML Holding NV (depository receipt)	15,900	9,521,079
First Solar, Inc. (a)	8,500	1,210,825
GlobalFoundries, Inc. (a)	984,860	48,868,753
Impinj, Inc. (a)	49,400	3,191,734
Lattice Semiconductor Corp. (a)	2,900	161,269
Marvell Technology, Inc.	5,411,095	255,511,906
Monolithic Power Systems, Inc.	40,600	17,934,644
NVIDIA Corp.	1,955,496	797,451,267
NXP Semiconductors NV	751,435	129,569,937
ON Semiconductor Corp. (a)	783,200	49,059,648
Synaptics, Inc. (a)	10,200	853,332
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	423,500	36,552,285
Teradyne, Inc.	246,200	20,501,074
		1,396,804,644
Software - 12.2%
Adobe, Inc. (a)	19,700	10,481,582
Atom Tickets LLC (a)(b)(c)(f)	344,068	3
Bill Holdings, Inc. (a)(d)	159,400	14,551,626
Confluent, Inc. (a)	77,100	2,228,961
Datadog, Inc. Class A (a)	102,200	8,326,234
HubSpot, Inc. (a)	69,792	29,575,756
Intuit, Inc.	54,200	26,826,290
Microsoft Corp.	2,335,700	789,723,527
Oracle Corp.	56,500	5,842,100
Palo Alto Networks, Inc. (a)	3,700	899,174
Salesforce, Inc. (a)	363,270	72,955,514
ServiceNow, Inc. (a)	31,823	18,516,213
Stripe, Inc. Class B (a)(b)(c)	19,900	363,175
Tanium, Inc. Class B (a)(b)(c)	151,000	1,162,700
Zoom Video Communications, Inc. Class A (a)	160,300	9,614,794
		991,067,649
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	4,379,736	747,927,517
Dell Technologies, Inc.	165,300	11,060,223
		758,987,740
TOTAL INFORMATION TECHNOLOGY		3,193,240,882
MATERIALS - 0.5%
Chemicals - 0.1%
Linde PLC	12,900	4,929,864
Metals & Mining - 0.4%
ATI, Inc. (a)	122,000	4,607,940
Carpenter Technology Corp.	107,300	6,729,856
Freeport-McMoRan, Inc.	698,400	23,591,952
		34,929,748
TOTAL MATERIALS		39,859,612
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc.	108,800	9,096,768
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	153,900	5,578,875
TOTAL REAL ESTATE		14,675,643
TOTAL COMMON STOCKS (Cost $4,492,984,573)		7,969,000,816

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.3%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	37,119	8,672,854
Reddit, Inc.:
Series B(a)(b)(c)	129,280	4,027,072
Series E(a)(b)(c)	5,005	155,906
		12,855,832
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	14,368	5,029
Series C(a)(b)(c)	56,537	33,357
		38,386
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(c)(f)	32,826	8,174,101

TOTAL CONSUMER DISCRETIONARY		8,212,487

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(c)	19,600	878,080

Food Products - 0.0%
AgBiome LLC Series C (a)(b)(c)	266,499	42,640

Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(b)(c)	660,029	706,231
Series D(a)(b)(c)	5,110	5,468
		711,699
TOTAL CONSUMER STAPLES		1,632,419

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series D2 (a)(b)(c)	642	99,831

Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(b)(c)	27,197	1,277,987

Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(b)(c)	1,069	164,508

TOTAL HEALTH CARE		1,542,326

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	43,447	35,192,070
Series H(a)(b)(c)	6,348	5,141,880
Series J(b)(c)	5,376	4,354,560
Series N(a)(b)(c)	12,799	10,367,190
		55,055,700
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(b)(c)	12,033	1,132,907

TOTAL INDUSTRIALS		56,188,607

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	1,441,706	1,211,033

Semiconductors & Semiconductor Equipment - 0.0%
Retym, Inc. Series C (b)(c)	168,905	1,249,897
Xsight Labs Ltd. Series D (a)(b)(c)	140,500	632,250
		1,882,147
Software - 0.2%
Bolt Technology OU Series E (a)(b)(c)	18,160	2,144,789
Databricks, Inc.:
Series G(a)(b)(c)	51,900	3,814,650
Series I(b)(c)	1,191	87,539
Dataminr, Inc. Series D (a)(b)(c)	115,901	1,502,077
Delphix Corp. Series D (a)(b)(c)	242,876	937,501
Moloco, Inc. Series A (b)(c)	19,537	1,172,220
Stripe, Inc.:
Series H(a)(b)(c)	8,700	158,775
Series I(b)(c)	135,124	2,466,013
		12,283,564
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	77,697	1,237,713

TOTAL INFORMATION TECHNOLOGY		16,614,457

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	125,000	3,657,500

TOTAL CONVERTIBLE PREFERRED STOCKS		100,703,628
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	12,405,800	394,504
Waymo LLC Series A2 (a)(b)(c)	15,200	853,784
		1,248,288
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	9,636	1,518,730

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,767,018
TOTAL PREFERRED STOCKS (Cost $63,690,400)		103,470,646

Corporate Bonds - 0.0%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	433,800	571,141
4% 6/12/27(b)(c)	115,200	151,672
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	74,246	122,922
		845,735
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	1,081,153	1,075,747

TOTAL CORPORATE BONDS (Cost $1,704,399)		1,921,482

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h)	66,031,901	66,045,108
Fidelity Securities Lending Cash Central Fund 5.40% (h)(i)	19,024,559	19,026,461
TOTAL MONEY MARKET FUNDS (Cost $85,071,569)		85,071,569

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,643,450,941)	8,159,464,513
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(31,680,787)
NET ASSETS - 100.0%	8,127,783,726

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $143,821,335 or 1.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,987,062 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925

Ant International Co. Ltd. Class C	5/16/18	2,989,179

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	1,081,153

Atom Tickets LLC	8/15/17	2,202,163

Beta Technologies, Inc. Series A	4/09/21	881,658

Blink Health LLC Series A1	12/30/20	170,206

Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273

Bolt Technology OU Series E	1/03/22	4,717,904

ByteDance Ltd. Series E1	11/18/20	4,067,284

Castle Creek Biosciences, Inc. Series D2	6/28/21	110,200

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	3,185,523

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	440,268

Databricks, Inc. Series G	2/01/21	3,068,465

Databricks, Inc. Series I	9/14/23	87,539

Dataminr, Inc. Series D	3/06/15	1,477,738

Delphix Corp. Series D	7/10/15	2,185,884

Diamond Foundry, Inc. Series C	3/15/21	3,000,000

Enevate Corp. Series E	1/29/21	1,598,398

Epic Games, Inc.	7/30/20	618,700

Fanatics, Inc. Class A	8/13/20	2,754,038

GoBrands, Inc. Series G	3/02/21	4,894,459

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

Lightmatter, Inc. Series C	5/19/23	1,278,644

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	4,710,594

Moloco, Inc. Series A	6/26/23	1,172,220

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	6,918

Neutron Holdings, Inc. Series 1C	7/03/18	2,268,276

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	433,800

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	115,200

Rad Power Bikes, Inc.	1/21/21	531,635

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	69,309

Rad Power Bikes, Inc. Series C	1/21/21	272,725

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	74,246

Reddit, Inc. Series B	7/26/17	1,835,324

Reddit, Inc. Series E	5/18/21	212,583

Retym, Inc. Series C	5/17/23 - 6/20/23	1,314,384

Space Exploration Technologies Corp. Class A	4/06/17 - 9/11/17	2,534,625

Space Exploration Technologies Corp. Class C	9/11/17	92,610

Space Exploration Technologies Corp. Series G	1/20/15 - 9/07/23	3,949,239

Space Exploration Technologies Corp. Series H	8/04/17	856,980

Space Exploration Technologies Corp. Series J	9/07/23	4,354,560

Space Exploration Technologies Corp. Series N	8/04/20	3,455,730

Stripe, Inc. Class B	5/18/21	798,555

Stripe, Inc. Series H	3/15/21	349,088

Stripe, Inc. Series I	3/20/23 - 5/12/23	2,720,605

Tanium, Inc. Class B	4/21/17	749,609

Tory Burch LLC	5/14/15	7,696,534

Waymo LLC Series A2	5/08/20	1,305,181

Xsight Labs Ltd. Series D	2/16/21	1,123,438

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	5,676,177	291,370,500	231,001,569	539,677	-	-	66,045,108	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	97,203,814	226,520,596	304,697,949	52,850	-	-	19,026,461	0.1%
Total	102,879,991	517,891,096	535,699,518	592,527	-	-	85,071,569

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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